Other Revenues and Other Expenses - Summary of Other Revenues (Detail) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 11, 2021 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Other Revenue And Expense Net [Line Items]
Gains on bargain purchase of business acquisition						$ 1,271,188
Other revenues			$ 915,124	$ 18,548,009	$ 15,635,955	39,941,073
FONADIN
Other Revenue And Expense Net [Line Items]
Proceeds from government grants, classified as investing activities	$ 4,399,765
Government grants	6,073,990
Income from government grants	$ 1,674,225
Useful life (in years)			20 years	20 years
Deer Park
Other Revenue And Expense Net [Line Items]
Increase (decrease) through net exchange differences, investment property		$ 10,383,296
Other Revenues
Other Revenue And Expense Net [Line Items]
Other income				$ 5,634,718	4,313,625	7,815,529
Tax updates				1,716,589	4,744,762	8,061,861
Other income for services				1,893,345	2,574,801	2,797,260
Bidding terms, sanctions, penalties and other				1,837,819	1,915,375	2,353,815
Claims recovery				5,063,709	858,161	881,462
Gain on sale of fixed assets				1,392,345	577,990	43,859
Franchise fees				483,081	430,633	348,906
Revenues from reinsurance premiums				516,993	153,497	1,772,399
Account debugging				0	51,693	1,558,361
Insurance and deposits				9,410	15,418	1,510,943
Translation effect from the consolidated equity method				0	0	10,383,296
Gains on bargain purchase of business acquisition				0	0	1,271,188
Funds from FONADIN				0	0	732,194
Recognition of partial income				0	0	410,000
Other revenues				$ 18,548,009	$ 15,635,955	$ 39,941,073